July 16, 2014

VIA EDGAR

Valerie J. Lithotomos

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Mailstop 4720, Washington, D.C. 20549

Re:	Western Asset Middle Market Income Fund Inc. (the “Fund”)
Responses to Comments on Registration Statement on Form N-2
File Numbers 333-175535 & 811-22582

Dear Ms. Lithotomos:

On behalf of Western Asset Middle Market Income Fund Inc. (the “Fund”) (f/k/a “Western Asset Middle Market & High Yield Fund Inc.”), please find the Fund’s Amendment No. 3 (“Amendment No. 3”) to the above referenced registration statement of the Fund originally filed with the Securities and Exchange Commission (the “Commission”) on July 13, 2011, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Registration Statement”), filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system.

In addition, we are providing the following responses to comments received by phone from the staff of the Commission (the “Staff”) on July 15, 2014, relating to the Registration Statement. For convenience of reference, the comments of the Staff have been reproduced herein. Please note that all page numbers in our responses are references to the page numbers of Amendment No. 3. All capitalized terms used but not defined in this letter have the meanings given to them in Amendment No. 3.

Prospectus Cover

1.	With respect to the risk disclosure on the prospectus cover, add disclosure consistent with the following:

a.	Investing in the Fund’s shares of common stock may be considered speculative and involves a high degree of risk, including the risk of a substantial loss of investment. See “Risk Factors” beginning on page [ ] to read about the risks you should consider before buying Fund’s shares, including the risk of leverage.

b.	You should not expect to be able to sell your shares of our common stock regardless of how the Fund performs.

c.	If you are able to sell your shares of common stock, you are likely to receive less than your purchase price.

d.	The Fund may not list our shares of common stock on any securities exchange for what may be a significant time after the offering period, or ever, and we do not expect a secondary market in the shares of common stock to develop.

e.	Because the Fund’s common stock will not be listed on a securities exchange, you may be unable to sell your shares and, as a result, you will be unable to reduce your exposure on any market downturn.

f.	You should consider that you may not have access to the money you invest for an indefinite period of time, and may never recover your initial investment in us. An investment in our shares of common stock is not suitable for you if you need access to the money you invest.

g.	The Fund’s distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of sales load, fees and expenses and such amounts will not be recoverable by our stockholders.

In response to the Staff’s comment 1(a), the Fund has revised disclosure on the front cover to state, “Investing in the Fund’s Common Stock involves certain risks. Investing in junk bonds of middle market companies is speculative and presents a high degree of risk. You could lose some or all of your investment. See “Risks” beginning on page 49 of this prospectus to read about the risks you should consider before buying the Fund’s Common Stock, including the risk of leverage.”

In response to the Staff’s comment 1(b), the Fund has added disclosure on the front cover to state, “You should not expect to be able to sell your Common Stock regardless of how the Fund performs.”

In response to the Staff’s comment 1(c), the Fund has revised disclosure on the inside front cover to state, “The Fund’s investment objectives and policies are not designed to seek to return to investors that purchase Common Stock in this offering their initial investment on the termination date or any other date, and such initial investors and any investors that purchase Common Stock after the completion of this offering may receive ~~more or~~ less than their original investment upon termination.”

In response to the Staff’s comments 1(d), 1(e) and 1(f), the Fund has revised the disclosure on the outside front cover to state, “The Fund’s common stock, $0.001 par value (the “Common Stock”) will not be listed for trading on any securities exchange. Accordingly, no secondary market for the Fund’s Common Stock is expected to exist, and an investment in the Fund’s Common Stock should be considered illiquid. The Fund is designed primarily for long-term investors who are prepared to hold the shares of Common Stock until the expiration of the Fund’s term. Because the Fund’s Common

Stock will not be listed on a securities exchange, you may be unable to sell your Common Stock and, as a result, you may be unable to reduce your exposure on any market downturn.”

In response to the Staff’s comment 1(g), the Fund respectfully notes the disclosure on page 7 that states, “The Fund intends to distribute its net investment income on a quarterly basis and to distribute annually any realized capital gains.” The Fund confirms it does not intend to finance distributions from offering proceeds or borrowings.

Prospectus Summary

2.	Please confirm that a primary investment policy of the Fund will not be the use of short sales, zero coupon securities or payment-in-kind securities. To the extent that any will constitute a primary investment policy of the Fund, please add appropriate disclosure to that effect. In addition, please confirm that the Fund does not anticipate significant investments in either Russia or Ukraine. To the extent that either country will be a geographic focus, please add appropriate disclosure to that effect.

In response to the Staff’s comment, the Fund confirms that it does not anticipate that the use of short sales, zero coupon securities or payment-in-kind securities will be a primary investment policy of the Fund.

In addition, in response to the Staff’s comment, the Fund confirms that it does not anticipate any significant investments in either Russia or Ukraine.

3.	The Fund notes that “[T]he duration of the Fund’s portfolio in its first year of operations is anticipated to be 2 to 4 years; however, the duration may change significantly at any time and is dependent on market conditions and investment opportunities available to the Fund.” Please add a definition of duration following this disclosure.

In response to the Staff’s comment, the Fund has added the following disclosure on page 4:

“Duration is the measure of the price sensitivity of a fixed income security to an interest rate change of 1%. In general, if prevailing interest rates change by 1%, a fixed income instrument’s value will change by 1% multiplied by each year of duration. For example, if a fixed income instrument has a duration of three years, its value can be expected to fall by about 3% if interest rates rise by 1%. Conversely, such instrument can be expected to rise by about 3% if interest rates fall by 1%. Calculation of duration is based on the weighted average of the present values for all cash flows. Duration differs from the “maturity” of a security, which is the date on which the issuer is obligated to repay the principal amount.”

4.	The Fund notes that it may invest in derivatives. Please confirm whether derivatives will be counted towards the Fund’s 80% policy of investing in securities of middle market companies? If derivatives will be counted toward the 80% basket, clarify that market and not notional value will be used.

In response to the Staff’s comment, the Fund confirms that derivatives may count toward the Fund’s investment policy of investing at least 80% of the Fund’s Managed Assets in securities of middle market companies and that the Fund will use the market value of its derivatives in monitoring the Fund’s 80% policy.

5.	Revise the risk factor titled “Liquidity of Shares Risk” to “Illiquidity of Shares Risk”.

In response to the Staff’s comment, the Fund has retitled the risk factor.

6.	Please include the risk factor titled “Portfolio Turnover Risk” from the “Risks” section in the prospectus summary.

In response to the Staff’s comment, the Fund has included the risk factor titled “Portfolio Turnover Risk” in the Prospectus Summary section.

Summary of Fund Expenses

7.	Please confirm that LMPFA will pay the management fee payable to Western Asset and any non-U.S. Subadviser.

In response to the Staff’s comment, the Fund has revised the disclosure on page 31 to state:

“Western Asset will receive an annual fee from LMPFA, payable monthly, in an amount equal to 90% of the management fee paid to LMPFA. Each of Western Singapore, Western Japan and Western Asset Limited will receive an annual fee from Western Asset, payable monthly, in an amount equal to 100% of ~~the Fund’s average daily Managed Assets that have been allocated~~ the management fee paid to Western Asset on the assets Western Asset allocates to each such Non-U.S. Subadviser to manage. No advisory fee will be paid by the Fund directly to Western Asset or the Non-U.S. Subadvisers.”

8.	Please review each line item in this section to confirm that the correct footnote has been ascribed to it.

In response to the Staff’s comment, the Fund confirms it has reviewed each line item in this section to confirm that the correct footnote has been ascribed to it.

The Fund’s Investments

Zero-Coupon Securities and Payment-In-Kind Securities

9.	This disclosure discusses the Fund’s investments in securities requiring the Fund to recognize income before or without receiving cash representing income, such as the accretion of original issue discount, or OID. With respect to these investments, add disclosure consistent with the following:

a) the Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID or other amounts accrued will be included in investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to shareholders in order to satisfy its annual distribution requirement, even though it will not have received any corresponding cash amount. As a result, the Fund may have to sell some of its investments at times and/or at prices that would not be advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose.

b) the higher interest rates of OID instruments reflect the payment deferral and increased credit risk associated with these instruments. OID instruments generally represent a significantly higher credit risk than coupon loans.

c) even if the accounting conditions for income accrual are met, the borrower could still default when the Fund’s actual collection is supposed to occur at the maturity of the obligation.

d) OID instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

e) PIK interest has the effect of generating investment income and increasing the incentive fees payable at a compounding rate. In addition, the deferral of PIK interest also reduces the loan-to-value ratio at a compounding rate.

f) OID creates the risk that incentive fees will be paid to the adviser based on non-cash accruals that ultimately may not be realized, but the adviser will be under no obligation to reimburse the Fund for these fees.

In response to the Staff’s comment, the Funds have added disclosure to reflect the Staff’s comments on page 41.

Please note that we have included certain changes to the Amendment No. 3 other than those in response to the Staff’s comments. Included as Exhibit A to this letter is a copy of Amendment No. 3 marked to reflect changes to the Registration Statement filed with the Commission on June 9, 2014.

In addition, the Fund hereby acknowledges that:

•	the Fund is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the above-referenced Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

•	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

•	the Fund may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call Sarah Cogan (212-455-3575) or Rafael Vasquez (212-455-3566) with any questions you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP